Fair Value Measurements - Fair Value Measured on Nonrecurring Basis (Details) (Fair Value, Measurements, Nonrecurring, USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	$ 72,300		$ 190,318		$ 72,300		$ 190,318
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0		0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0		0		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	72,300		190,318		72,300		190,318
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	10,156	[1]	87,170	[1]	10,156	[1]	87,170	[1]
Impaired loans | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[1]	0	[1]	0	[1]	0	[1]
Impaired loans | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[1]	0	[1]	0	[1]	0	[1]
Impaired loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	10,156	[1]	87,170	[1]	10,156	[1]	87,170	[1]
Covered REO
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	10,520	[2]	20,308	[2]	10,520	[2]	20,308	[2]
Covered REO | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[2]	0	[2]	0	[2]	0	[2]
Covered REO | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[2]	0	[2]	0	[2]	0	[2]
Covered REO | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	10,520	[2]	20,308	[2]	10,520	[2]	20,308	[2]
Real estate held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	51,624	[2]	82,840	[2]	51,624	[2]	82,840	[2]
Real estate held for sale | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[2]	0	[2]	0	[2]	0	[2]
Real estate held for sale | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[2]	0	[2]	0	[2]	0	[2]
Real estate held for sale | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	51,624	[2]	82,840	[2]	51,624	[2]	82,840	[2]
Changes Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	1,991		5,192		17,965		38,450
Changes Measurement | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	0	[1]	366	[1]	(1,311)	[1]	13,371	[1]
Changes Measurement | Covered REO
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	113	[2]	208	[2]	616	[2]	811	[2]
Changes Measurement | Real estate held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	$ 1,878	[2]	$ 4,618	[2]	$ 18,660	[2]	$ 24,268	[2]

[1]	The losses represent remeasurements of collateral-dependent loans.
[2]	The losses represent aggregate writedowns and charge-offs on real estate held for sale.